Segmented Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segmented Information
35. Segmented Information
The Company provides comprehensive professional services in the area of infrastructure and facilities throughout North America and globally. It considers the basis on which it is organized, including geographic areas, to identify its reportable segments. Operating segments of the Company are defined as components of the Company for which separate financial information is available and are evaluated regularly by the chief operating decision maker when allocating resources and assessing performance. The chief operating decision maker is the CEO of the Company, and the Company’s operating segments are based on its regional geographic areas.
The Company’s reportable segments are Canada, United States, and Global. These reportable segments provide professional consulting in engineering, architecture, interior design, landscape architecture, surveying, environmental sciences, project management, and project economics services in the area of infrastructure and facilities. The operating results of Construction Services, previously a reportable segment, were reported as discontinued operations (note 8).
Segment performance is evaluated by the CEO based on gross margin and is measured consistently with gross margin in the consolidated financial statements. Inter-segment revenues are eliminated on consolidation and reflected in the Adjustments and Eliminations column.

Reportable segments from continuing operations

	For the year ended December 31, 2019
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $

Total gross revenue	1,314.7	2,709.8	914.2	4,938.7	(111.4)	4,827.3
Less inter-segment revenue	31.6	21.7	58.1	111.4	(111.4)	-

Gross revenue from external customers	1,283.1	2,688.1	856.1	4,827.3	-	4,827.3
Less subconsultants and other direct
expenses	173.6	740.5	201.9	1,116.0	-	1,116.0

Total net revenue	1,109.5	1,947.6	654.2	3,711.3	-	3,711.3

Gross margin	571.1	1,070.2	367.1	2,008.4	-	2,008.4

	For the year ended December 31, 2018
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $

Total gross revenue	1,311.0	2,365.9	742.7	4,419.6	(135.8)	4,283.8
Less inter-segment revenue	35.2	31.3	69.3	135.8	(135.8)	-

Gross revenue from external
customers	1,275.8	2,334.6	673.4	4,283.8	-	4,283.8
Less subconsultants and other direct expenses	188.0	560.2	180.4	928.6	-	928.6

Total net revenue	1,087.8	1,774.4	493.0	3,355.2	-	3,355.2

Gross margin	557.0	982.5	275.7	1,815.2	-	1,815.2
The following tables disclose disaggregation of revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue

	December 31	December 31	For the year ended December 31
	2019	2018	2019	2018
	$	$	$	$

Canada	760.5	535.2	1,283.1	1,275.8
United States	1,486.2	1,342.3	2,688.1	2,334.6
United Kingdom	143.3	140.5	279.1	184.9
Global	326.4	140.3	577.0	488.5

	2,716.4	2,158.3	4,827.3	4,283.8
Non-current
assets consist of property and equipment, lease assets, goodwill, and intangible assets. Geographic information is attributed to countries based on the location of the assets.

Gross revenue is attributed to countries based on the location of the project.

Gross revenue by services	For the year ended December 31
	2019 $	2018 $

Buildings	1,053.3	938.7
Energy & Resources	613.1	597.5
Environmental Services	788.6	682.8
Infrastructure	1,401.7	1,169.3
Water	970.6	895.5

Total gross revenue from external customers	4,827.3	4,283.8
Customers
The Company has a large number of clients in various industries and sectors of the economy. No particular customer exceeds 10% of the Company’s gross revenue.